Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 3,425	$ 2,046
Long-term inventory	1,383	1,461	[1]
Spare parts included in noncurrent inventory	1,383	1,461
Obsolescence provision		$ 4,841
Provision for damages, obsolete, excess and slow-moving inventory	$ 84
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19